Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of remuneration of members of key management

in EUR k	2022	2021	2020
Short‑term employee benefits	4,138	4,098	4,273
Post‑employment pension and medical benefits	—	23	23
Termination benefits	679	235	565
Share‑based payment transactions	(1,929)	822	1,822
Total compensation to key management	2,888	5,178	6,683